Non-Controlling Interests (Details) - Schedule of Non-Controlling Interests - Non-controlling interests [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Noncontrolling Interest [Line Items]
Paid-in capital
Deficit	(64,870)	(62,124)
Accumulated other comprehensive income	3,019	3,831
Total non-controlling interests	(61,851)	(58,293)
Yangzhou Bangshijie [Member]
Noncontrolling Interest [Line Items]
Paid-in capital
Deficit	(2,995)	(2,936)
Accumulated other comprehensive income	170	207
Total non-controlling interests	(2,825)	(2,729)
Nanjing Bangshijie [Member]
Noncontrolling Interest [Line Items]
Paid-in capital
Deficit	(61,875)	(59,188)
Accumulated other comprehensive income	2,849	3,624
Total non-controlling interests	$ (59,026)	$ (55,564)